Notes to the consolidated financial statements - Additional Information (Details) € in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2020 EUR (€)	Aug. 31, 2014 EUR (€)	Dec. 31, 2021 EUR (€) item	Dec. 31, 2020 EUR (€) item	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 USD ($)	Apr. 30, 2021 EUR (€)	Dec. 31, 2019 USD ($)	Nov. 30, 2017 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of collaboration partners that owed 100% of all the receivables and contract assets outstanding | item			3	4
Number of collaboration partners with balances greater than 10% of the total amounts of receivable and contract assets | item			1	2
Revenue recognized from contract liabilities			€ 67,828	€ 46,597	€ 5,777
Proceeds from the issuance of shares (net of transaction costs)			404,062	867,717
Revenue recognized			102,990	48,871	17,416
Upfront Payments Included In Contract Liabilities			142,095	646,046
Decrease in outstanding balance due to release of government contractual liabilities			574,502
GSK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront Payments Received Or Receivable			75,000
GSK | Collaboration Agreement For Research, Development, Manufacturing And Commercialization Of mRNA-based Vaccines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized			47,148	8,809
GSK | GlaxoSmithKline COVID Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized			27,150	0
Upfront Payments Received Or Receivable							€ 75,000
Boehringer Ingelheim
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized			26,003	1,885
Upfront Payments Received Or Receivable		€ 30,000
Option fee payment received		5,000
Additional development milestone payments		€ 7,000
Option fee payment included in contract liabilities			5,000
Development milestone payment included in contract liabilities			7,000
CRISPR Therapeutics
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized			919	695	519
Upfront Payments Received Or Receivable | $									$ 3,000
Genmab | Collaboration And License Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized			1,770	2,628
Upfront Payments Received Or Receivable | $								$ 10,000
Equity investment | $								$ 20,000
Eli Lilly
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront Payments Included In Contract Liabilities			33,100
GSK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized from contract liabilities			51,728	7,778
Proceeds from the issuance of shares (net of transaction costs)	€ 150,000
Upfront Payments Received Or Receivable	120,000		195,000
One-time reimbursable payment	30,000
Development and regulatory milestone payments	320,000
Commercial milestone payments	€ 380,000
Upfront Payments Included In Contract Liabilities			135,494	112,222
Boehringer Ingelheim
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized from contract liabilities			14,003	1,867	1,951
Upfront Payments Received Or Receivable			30,000
Upfront Payments Included In Contract Liabilities				14,003
Genmab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized from contract liabilities			1,787	1,787
Upfront Payments Received Or Receivable			8,937			$ 10,000
Upfront Payments Included In Contract Liabilities			5,362	7,150
Eli Lilly.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized from contract liabilities				34,855	€ 3,516
Upfront Payments Received Or Receivable			42,200			$ 50,000
European Commission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront Payments Received Or Receivable			€ 450,000
Upfront Payments Included In Contract Liabilities				€ 450,000